Long-Term Debt and Short-Term Borrowings - Future Maturities of Long-term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Maturities of long-term debt
2022	$ 1,291
2023	1,923
2024	1,100
2025	1,792
2026	1,487
After 2026	9,754
Other borrowings	17,347	$ 18,783
Floating rate note payments due in next twelve months	124
Floating rate note payments due in year two	$ 95